Investments in Debt and Equity Securities - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				1 Months Ended
	Oct. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Common Stock	Feb. 24, 2012 Sale of Investments
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available for sale investments gross pre-tax unrealized gain (loss)		$ (255)	$ 824
Unrealized gain (loss) on investments, pre tax		(986)	1,007	1,614
Proceeds from sale of investments available for sale		1,149	900	16,693		5,200
Pre tax reclassification of net investment realized losses (gains) into net income		(93)	22	(261)
Reclassification of net investment realized losses (gains) into net income, net of tax		(57)	13	(159)
Fair value of NxStage Medical Inc., warrants					4,445
Maximum shares warrants to be earned		5,500,000
Exercise price of the warrants		$ 14.22
Warrants to purchase common stock		250,000
Payments to acquire available-for-sale securities, equity upon the exercise of warrant	3,555
Held to maturity investment to maintain certain capital requirements of the special need plans		7,224	18,537
Held-to-maturity securities, released from regulatory agencies		$ 11,313